UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 1/31

Date of reporting period: 07/01/13 - 06/30/14


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND =========


NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.

Ticker:       NUC            Security ID:  670985506
Meeting Date: MAR 17, 2014   Meeting Type: Annual
Record Date:  DEC 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams IV         For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director John K. Nelson           For       For          Management
1.6   Elect Director Thomas S. Schreier, Jr.  For       For          Management
1.7   Elect Director Judith M. Stockdale      For       For          Management
1.8   Elect Director Carole E. Stone          For       For          Management
1.9   Elect Director Virginia L. Stringer     For       For          Management
1.10  Elect Director Terence J. Toth          For       For          Management
1.11  Elect Director William C. Hunter        For       For          Management
1.12  Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds         For       For          Management
      Between Nuveen California Quality
      Income Municipal Fund, Inc. and Nuveen
      California Dividend Advantage
      Municipal Fund


--------------------------------------------------------------------------------

NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:       NVC            Security ID:  670975507
Meeting Date: MAY 02, 2014   Meeting Type: Annual
Record Date:  DEC 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams IV         For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director John K. Nelson           For       For          Management
1.6   Elect Director Thomas S. Schreier, Jr.  For       For          Management
1.7   Elect Director Judith M. Stockdale      For       For          Management
1.8   Elect Director Carole E. Stone          For       For          Management
1.9   Elect Director Virginia L. Stringer     For       For          Management
1.10  Elect Director Terence J. Toth          For       For          Management
1.11  Elect Director William C. Hunter        For       For          Management
1.12  Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds         For       For          Management
      Between Nuveen California Select
      Quality Municipal Fund, Inc. and
      Nuveen California Dividend Advantage
      Municipal Fund


=========== WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND ============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND ==============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND ================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE MONEY MARKET FUND ====================


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND ===============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET =========
=========                             FUND                             =========


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND ===========


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND =============


There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 19, 2014